Related party advances and expenses (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Office leased space cost			$ 350
Rent expenses contributed to additional paid in capital		$ 352		$ 1,400
Advances received from related parties	270,276		257,672	893,748
Repayments of related party advances	$ (15,164)	$ (132,146)	(281,783)	(637,915)
Expenses paid directly by related party			$ 162,008	$ 159,386
Imputed interest rate	6.50%	6.50%	6.50%	6.50%
Imputed interest	$ 33,064	$ 27,404	$ 100,175	$ 100,175
Related party [Member]
Advances received from related parties		618,485
Repayments of related party advances	(270,276)
Director [Member]
Repayments of related party advances	$ (15,164)	$ (132,146)